FAIR VALUE MEASUREMENTS - Vallon - Q1 - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	May 17, 2022	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Warrant exercise price (in usd per share)	$ 28.146				$ 0.01
Warrant liability		$ 18		$ 0
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Fair Value, Option, Quantitative Disclosures [Line Items]
Sale of stock (in shares)	123,333
Sale of stock, price per share (in usd per share)	$ 31.896
Warrant exercise price (in usd per share)	$ 28.146		$ 28.146
Warrant liability		$ 185	$ 185	$ 122